Stockholders' Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period	$ (3,755)
Total other comprehensive income (loss)	5,283	$ 2,344	$ (437)
Balance at end of period	1,528	(3,755)
Unrealized Gain (Loss) on Securities
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period	(23)	(3,455)
Other comprehensive income, before reclassifications	4,315	4,304
Amounts reclassified from accumulated other comprehensive income (loss)	(41)	40
Current period other comprehensive income, before tax	4,274	4,344
Income tax benefit (expense)	(898)	(912)
Total other comprehensive income (loss)	3,376	3,432
Balance at end of period	3,353	(23)	(3,455)
Unrecognized Net Pension and Postretirement Costs
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period	(3,732)	(2,644)
Other comprehensive income, before reclassifications	214	79
Amounts reclassified from accumulated other comprehensive income (loss)	2,200	(1,455)
Current period other comprehensive income, before tax	2,414	(1,376)
Income tax benefit (expense)	(507)	288
Total other comprehensive income (loss)	1,907	(1,088)
Balance at end of period	(1,825)	(3,732)	(2,644)
Accumulated Other Comprehensive (Loss) Income
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period	(3,755)	(6,099)
Other comprehensive income, before reclassifications	4,529	4,383
Amounts reclassified from accumulated other comprehensive income (loss)	2,159	(1,415)
Current period other comprehensive income, before tax	6,688	2,968
Income tax benefit (expense)	(1,405)	(624)
Total other comprehensive income (loss)	5,283	2,344	(437)
Balance at end of period	$ 1,528	$ (3,755)	$ (6,099)